Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income / (loss)	$ 12,580	$ (36,420)	$ (64,568)
Other comprehensive income, net of tax
Foreign currency translation adjustments			5
Total Comprehensive Income, net of tax	$ 12,580	$ (36,420)	$ (64,563)